Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate

The components of lease expenses for the years ended June 30, 2026, 2025 and 2024 were as follows:

	For the years ended June 30,
	2026	2025	2024
Fixed operating lease	$1,695,050	$3,158,279	$3,158,279
Variable operating lease	801,829	(528,027)	(237,779)
Total lease expense	$2,496,879	$2,630,252	$2,920,500

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30, 2026	As of June 30, 2025
Right-of-use assets-operating lease, net	$570,427	$1,560,385

Operating lease liabilities – current	225,919	1,437,353
Operating lease liabilities – non-current	344,508	—
Total operating lease liabilities	$570,427	$1,437,353

The weighted average remaining lease terms and discount rate for operating lease were as follows as of June 30, 2026 and 2025:

	As of June 30, 2026	As of June 30, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.5 years	0.5 years
Weighted average discount rate	1.33%	4.16%

The total amount of financing lease expense, including amortization and interest expenses recognized in the combined and consolidated statements of (loss) income for the years ended June 30, 2026, 2025 and 2024 were as follows:

	For the years ended June 30,
	2026	2025	2024
Depreciation expenses	$2,704,847	$2,704,847	$2,704,848
Interest expenses-fixed	948,334	1,196,602	1,443,772
Interest expenses-variable	217,831	238,965	496,612
Total	$3,871,012	$4,140,414	$4,645,232

Supplemental balance sheet information related to financing leases was as follows:

	As of June 30, 2026	As of June 30, 2025
Right-of-use assets-financing lease, net (included in Vessels, net, see Note 4)	$35,085,565	$38,118,961
Financing lease liabilities – current	$3,102,919	$3,338,390
Financing lease liabilities – non-current	7,389,836	10,677,310
Total financing lease liabilities	$10,492,755	$14,015,700

The weighted average remaining lease terms and discount rates for financing leases were as follows as of June 30, 2026 and 2025:

	As of June 30, 2026	As of June 30, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.34 years	3.34 years
Weighted average discount rate	7.61%	7.61%

Schedule of Maturities of Operating Lease Liabilities

The following is a schedule of maturities of operating lease liabilities (excluding variable payments) as of June 30, 2026:

Twelve months ending June 30,
2027	$231,821
2028	231,821
2029	115,911
Total future minimum lease payments	$579,553
Less: imputed interest	9,126
Present value of lease liabilities	$570,427

Schedule of Maturities of Financing Lease Liabilities

The following is a schedule of maturities of financing lease liabilities (excluding variable payments) as of June 30, 2026:

Twelve months ending June 30,
2027	3,801,801
2028	3,753,139
2029	4,182,754
Total future minimum lease payments	$11,737,694
Less: imputed interest	1,244,939
Present value of lease liabilities	$10,492,755